Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.06%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–5.13%
Invesco Global Real Estate Income Fund, Class R6	2.44%	$52,999,438	$2,586,489	$—	$(13,794,175)	$—	$891,039	5,579,673	$41,791,752
Invesco Macro Allocation Strategy Fund, Class R6	2.69%	77,928,029	—	(24,697,871)	(4,448,470)	(2,759,405)	—	6,055,564	46,022,283
Total Alternative Funds		130,927,467	2,586,489	(24,697,871)	(18,242,645)	(2,759,405)	891,039		87,814,035
Domestic Equity Funds–43.81%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.12%	209,641,660	21,890,265	(64,851,528)	(52,359,540)	(9,582,216)	—	4,225,036	104,738,641
Invesco Main Street Small Cap Fund, Class R6	6.27%	202,769,725	—	(59,201,023)	(47,880,294)	11,475,454	—	6,463,442	107,163,862
Invesco Russell 1000 Dynamic Multifactor ETF	11.77%	178,872,541	84,055,648	(5,313,519)	(55,936,791)	(254,209)	2,204,301	5,156,776	201,423,670
Invesco S&P 500® Low Volatility ETF	7.87%	171,006,263	15,434,121	(25,098,707)	(29,249,998)	2,603,239	2,392,906	2,329,153	134,694,918
Invesco S&P 500® Pure Growth ETF	5.35%	122,178,412	13,710,990	(4,014,009)	(40,153,746)	(184,376)	457,652	633,213	91,537,271
Invesco S&P SmallCap Low Volatility ETF	3.37%	182,237,438	—	(98,798,431)	(52,404,687)	26,674,903	1,981,429	1,422,457	57,709,223
Invesco Value Opportunities Fund, Class R6	3.06%	—	61,735,211	—	(9,444,958)	—	—	3,547,507	52,290,253
Total Domestic Equity Funds		1,066,706,039	196,826,235	(257,277,217)	(287,430,014)	30,732,795	7,036,288		749,557,838
Fixed Income Funds–18.08%
Invesco 1-30 Laddered Treasury ETF	2.06%	48,568,059	—	(3,383,045)	(9,421,890)	(509,720)	504,563	1,218,576	35,253,404
Invesco Core Plus Bond Fund, Class R6	7.91%	179,831,649	4,973,553	(17,142,463)	(30,008,942)	(2,251,209)	3,343,905	15,128,780	135,402,588
Invesco Income Fund, Class R6	1.16%	42,124,979	721,828	(19,765,055)	(3,493,848)	180,390	719,840	2,828,082	19,768,294
Invesco Master Loan Fund, Class R6	0.80%	—	16,153,784	(1,583,248)	(768,067)	(72,541)	492,388	905,119	13,729,928
Invesco Senior Floating Rate Fund, Class R6	1.19%	—	21,364,159	—	(1,098,039)	—	516,173	3,033,850	20,266,120
Invesco Taxable Municipal Bond ETF(b)	3.89%	89,858,749	3,665,376	(7,750,951)	(18,299,309)	(881,976)	1,701,039	2,596,175	66,591,889
Invesco Variable Rate Investment Grade ETF	1.07%	23,885,363	—	(5,135,304)	(356,880)	(18,584)	224,807	746,328	18,374,595
Total Fixed Income Funds		384,268,799	46,878,700	(54,760,066)	(63,446,975)	(3,553,640)	7,502,715		309,386,818
Foreign Equity Funds–31.42%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	3.32%	69,306,630	10,329,739	(3,025,948)	(18,279,712)	(1,458,646)	—	2,045,022	56,872,063
Invesco Developing Markets Fund, Class R6	3.56%	108,765,465	—	(14,823,066)	(26,064,899)	(7,057,917)	—	1,918,599	60,819,583
Invesco Global Fund, Class R6	10.18%	259,017,765	24,626,072	(7,018,833)	(99,924,247)	(2,488,364)	—	2,238,371	174,212,393
Invesco Global Infrastructure Fund, Class R6	0.99%	16,367,471	4,258,078	—	(3,667,833)	—	262,488	1,589,289	16,957,716
Invesco International Select Equity Fund, Class R6	1.69%	67,646,310	13,486,555	(32,518,954)	(13,167,673)	(6,490,612)	—	3,430,761	28,955,626
Invesco International Small-Mid Company Fund, Class R6	3.11%	88,140,852	1,083,615	—	(36,069,262)	—	—	1,572,174	53,155,205
Invesco RAFI™ Strategic Developed ex-US ETF(b)	4.02%	69,642,948	25,337,460	(5,399,826)	(20,620,124)	(173,474)	2,273,765	2,959,853	68,786,984
Invesco S&P Emerging Markets Low Volatility ETF(b)	3.58%	54,913,593	26,329,829	(7,594,815)	(13,225,703)	747,539	1,892,658	2,914,266	61,170,443
Invesco S&P International Developed Low Volatility ETF	0.97%	73,482,713	—	(50,725,679)	(10,682,574)	4,480,973	1,079,802	671,620	16,555,433
Total Foreign Equity Funds		807,283,747	105,451,348	(121,107,121)	(241,702,027)	(12,440,501)	5,508,713		537,485,446
Money Market Funds–0.62%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)	0.22%	4,221,702	59,690,092	(60,214,515)	—	—	10,662	3,697,279	3,697,279
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.06%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)	0.15%	$3,015,499	$42,635,780	$(43,009,672)	$282	$(616)	$10,740	2,640,745	$2,641,273
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)	0.25%	4,824,802	68,217,248	(68,816,588)	—	—	16,415	4,225,462	4,225,462
Total Money Market Funds		12,062,003	170,543,120	(172,040,775)	282	(616)	37,817		10,564,014
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,757,767,394)	99.06%	2,401,248,055	522,285,892	(629,883,050)	(610,821,379)	11,978,633	20,976,572		1,694,808,151

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Private Government Fund, 3.01%(d)(e)	0.09%	—	76,236,723	(74,635,759)	—	—	37,738(f)	1,600,964	1,600,964
Invesco Private Prime Fund, 3.11%(d)(e)	0.24%	—	177,172,399	(173,059,696)	(248)	5,774	102,860(f)	4,118,229	4,118,229
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,719,441)	0.33%	—	253,409,122	(247,695,455)	(248)	5,774	140,598		5,719,193
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,763,486,835)	99.39%	$2,401,248,055	$775,695,014	$(877,578,505)	$(610,821,627)	$11,984,407	$21,117,170		$1,700,527,344
OTHER ASSETS LESS LIABILITIES	0.61%								10,442,621
NET ASSETS	100.00%								$1,710,969,965
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	50	December-2022	$9,003,750	$(1,211,727)	$(1,211,727)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	458	December-2022	$(19,957,350)	$1,812,913	$1,812,913
Nikkei 225 Index	3	December-2022	(537,691)	24,104	24,104
S&P/TSX 60 Index	2	December-2022	(323,162)	604	604
SPI 200 Index	2	December-2022	(206,799)	540	540
STOXX Europe 600 Index	56	December-2022	(1,063,354)	85,113	85,113
Subtotal—Short Futures Contracts				1,923,274	1,923,274
Total Futures Contracts				$711,547	$711,547

(a)	Futures contracts collateralized by $12,234,203 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/21/2022	Bank of America, N.A.	AUD	9,445,000	USD	6,384,450	$334,812
12/21/2022	Bank of America, N.A.	INR	89,260,000	USD	1,115,941	29,825
12/21/2022	Bank of America, N.A.	NZD	8,885,000	USD	5,383,653	408,950
12/02/2022	Citibank, N.A.	BRL	3,825,000	USD	735,687	35,891
12/21/2022	Citibank, N.A.	CAD	9,050,000	USD	6,885,759	331,860
12/21/2022	Citibank, N.A.	CNY	49,175,000	USD	7,066,490	160,859
12/21/2022	Citibank, N.A.	TWD	126,965,000	USD	4,139,646	141,806
12/21/2022	Deutsche Bank AG	CAD	730,000	USD	562,533	33,876
12/21/2022	Deutsche Bank AG	EUR	740,000	USD	754,899	25,232
12/21/2022	Deutsche Bank AG	SGD	1,040,000	USD	746,015	21,146
12/21/2022	J.P. Morgan Chase Bank, N.A.	AUD	540,000	USD	372,686	26,809
12/21/2022	J.P. Morgan Chase Bank, N.A.	CLP	205,000,000	USD	227,399	18,668
12/21/2022	J.P. Morgan Chase Bank, N.A.	CZK	131,220,000	USD	5,383,890	187,939
12/21/2022	J.P. Morgan Chase Bank, N.A.	JPY	1,191,700,000	USD	8,378,278	71,155
12/21/2022	J.P. Morgan Chase Bank, N.A.	KRW	6,116,510,000	USD	4,441,620	188,298
12/21/2022	J.P. Morgan Chase Bank, N.A.	SEK	7,840,000	USD	752,021	42,075
12/21/2022	J.P. Morgan Chase Bank, N.A.	ZAR	89,570,000	USD	5,212,709	297,907
12/21/2022	Morgan Stanley and Co. International PLC	CHF	5,910,000	USD	6,126,720	88,773
12/21/2022	Morgan Stanley and Co. International PLC	CNY	6,470,000	USD	937,689	29,109
12/21/2022	Morgan Stanley and Co. International PLC	GBP	480,000	USD	562,634	26,060
12/21/2022	Morgan Stanley and Co. International PLC	JPY	133,200,000	USD	944,551	16,039
12/21/2022	Morgan Stanley and Co. International PLC	PHP	277,080,000	USD	4,810,250	127,292
12/21/2022	Morgan Stanley and Co. International PLC	THB	199,500,000	USD	5,504,967	186,410
12/21/2022	Morgan Stanley and Co. International PLC	USD	202,334	MXN	4,135,000	117
Subtotal—Appreciation						2,830,908
Currency Risk
12/21/2022	Bank of America, N.A.	USD	5,039,857	COP	22,508,000,000	(227,405)
12/21/2022	Bank of America, N.A.	USD	5,645,390	SGD	7,930,000	(118,267)
12/21/2022	Citibank, N.A.	USD	376,768	THB	13,570,000	(14,999)
12/21/2022	Deutsche Bank AG	USD	3,646,007	GBP	3,155,000	(119,152)
12/21/2022	Deutsche Bank AG	USD	176,195	IDR	2,635,000,000	(4,706)
12/21/2022	Deutsche Bank AG	USD	5,346,881	PLN	25,680,000	(234,085)
12/21/2022	Deutsche Bank AG	USD	76,015	ZAR	1,335,000	(2,763)
12/02/2022	Goldman Sachs International	USD	6,110,983	BRL	31,870,000	(280,262)
12/21/2022	Goldman Sachs International	USD	5,040,832	IDR	74,960,000,000	(162,328)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/21/2022	Goldman Sachs International	USD	4,894,629	TWD	150,200,000	$(165,171)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	5,375,015	HUF	2,187,900,000	(416,280)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	1,572,676	INR	126,440,000	(34,153)
12/21/2022	J.P. Morgan Chase Bank, N.A.	USD	5,139,911	NOK	51,400,000	(410,453)
12/21/2022	Morgan Stanley and Co. International PLC	USD	5,350,972	CZK	132,870,000	(89,686)
12/21/2022	Morgan Stanley and Co. International PLC	USD	25,756	DKK	190,000	(556)
12/21/2022	Morgan Stanley and Co. International PLC	USD	1,235,034	EUR	1,225,000	(27,139)
12/21/2022	Morgan Stanley and Co. International PLC	USD	5,434,592	SEK	57,790,000	(201,456)
Subtotal—Depreciation						(2,508,861)
Total Forward Foreign Currency Contracts						$322,047

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America Investment Grade Index, Series 37, Version 1	Buy	(1.00)%	Quarterly	12/20/2031	1.255%	USD	65,000,000	$(25,841)	$1,365,325	$1,391,166

(a)	Centrally cleared swap agreements collateralized by $266,537 cash held with J.P. Morgan Chase Bank, N.A.
(b)	Implied credit spreads represent the current level, as of September 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,684,244,137	$—	$—	$1,684,244,137
Money Market Funds	10,564,014	5,719,193	—	16,283,207
Total Investments in Securities	1,694,808,151	5,719,193	—	1,700,527,344
Other Investments - Assets*
Futures Contracts	1,923,274	—	—	1,923,274
Forward Foreign Currency Contracts	—	2,830,908	—	2,830,908
Swap Agreements	—	1,391,166	—	1,391,166
	1,923,274	4,222,074	—	6,145,348
Other Investments - Liabilities*
Futures Contracts	(1,211,727)	—	—	(1,211,727)
Forward Foreign Currency Contracts	—	(2,508,861)	—	(2,508,861)
	(1,211,727)	(2,508,861)	—	(3,720,588)
Total Other Investments	711,547	1,713,213	—	2,424,760
Total Investments	$1,695,519,698	$7,432,406	$—	$1,702,952,104

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund